Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
Shares Value
COMMON STOCKS — 89.9%
AUSTRALIA — 0.3%
302,470 Atlassian Corp. Plc - Class A(a) .... $ 53,431,325
BELGIUM — 0.3%
232,237 Galapagos NV - ADR(a) ......... 42,764,121
BRAZIL — 0.7%
6,645,994 Ambev SA - ADR .............. 17,811,264
1,107,254 B3 SA - Brasil Bolsa Balcao ....... 13,533,564
4,905,358 Banco Bradesco SA - ADR ........ 20,700,611
398,580 Cia Brasileira de Distribuicao - ADR 5,432,645
3,978,588 Itau Unibanco Holding SA - ADR .. 20,290,799
1,715,235 Localiza Rent a Car SA .......... 16,732,957
840,400 Lojas Renner SA ............... 6,616,486
1,346,260 WEG S.A. .................... 17,443,275
118,561,601
CANADA — 1.8%
3,551,800 Alimentation Couche-Tard, Inc. -
Class B .................. 123,435,955
384,695 Barrick Gold Corp. ............. 11,117,655
624,420 BCE, Inc. .................... 26,180,468
189,615 Enbridge, Inc. ................. 6,068,756
122,390 Intact Financial Corp. ........... 13,362,435
265,795 Loblaw Cos. Ltd. ............... 13,789,313
83,724 Shopify, Inc. - Class A(a) ......... 85,733,376
184,035 Thomson Reuters Corp. .......... 12,841,025
314,720 Toronto-Dominion Bank (The) .... 13,926,204
306,455,187
CHILE — 0.0%
251,810 Banco Santander Chile - ADR ..... 4,308,469
CHINA — 6.7%
263,395 51job, Inc. - ADR(a) ............ 17,879,253
1,178,500 AAC Technologies Holdings, Inc. ... 9,291,257
1,383,257 Alibaba Group Holding Ltd. - ADR(a) 347,225,172
10,672,500 ANTA Sports Products Ltd. ....... 101,313,908
77,133 Autohome, Inc. - ADR .......... 6,760,707
102,015 Baidu, Inc. - ADR(a) ............ 12,180,591
34,093,982 Bank of China Ltd. - H Shares ..... 11,353,604
16,500,000 China Construction Bank Corp. - H
Shares ................... 12,030,655
76,041 CNOOC Ltd. - ADR ........... 8,033,732
8,572,936 CSPC Pharmaceutical Group Ltd. .. 18,055,971
1,850,058 ENN Energy Holdings Ltd. ....... 22,425,953
3,208,203 Fuyao Glass Industry Group Co., Ltd. 11,200,093
3,508,567 Hangzhou Hikvision Digital
Technology Co., Ltd. - Class A . 18,574,170
22,391,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 13,119,818
393,289 Jiangsu Yanghe Brewery Joint-Stock
Co., Ltd. - Class A .......... 7,604,506
2,479,929 Midea Group Co., Ltd. - Class A ... 25,432,553
271,423 New Oriental Education &
Technology Group, Inc. - ADR(a) 38,053,505
Shares Value
CHINA (continued)
2,143,000 Ping An Insurance Group Co. of
China Ltd. - H Shares - H Shares $ 22,611,283
1,399,789 S.f. Holding Co., Ltd. - Class A .... 14,170,627
1,180,458 Shenzhou International Group
Holdings Ltd. ............. 14,100,248
1,015,043 Sunny Optical Technology Group Co.
Ltd. ..................... 19,061,599
5,380,580 Tencent Holdings Ltd. ........... 369,098,190
339,363 Trip.com Group Ltd. - ADR(a) .... 9,230,674
226,349 ZTO Express Cayman, Inc. - ADR .. 8,386,230
1,137,194,299
COLOMBIA — 0.1%
389,165 Bancolombia SA - ADR .......... 10,865,487
CZECH REPUBLIC — 0.1%
395,325 Komercni Banka AS(a) .......... 9,168,949
DENMARK — 0.3%
83,555 Coloplast A/S - Class B .......... 14,262,611
262,390 Novozymes A/S - Class B ......... 15,695,989
173,515 Pandora A/S .................. 11,035,779
69,930 SimCorp A/S .................. 8,165,378
49,159,757
EGYPT — 0.1%
2,817,842 Commercial International Bank Egypt
SAE - GDR ............... 10,865,692
FINLAND — 0.2%
191,575 Elisa Oyj ..................... 11,362,081
504,485 Kesko Oyj - B Shares ............ 10,697,138
361,390 Neste Oyj .................... 16,599,237
38,658,456
FRANCE — 1.7%
1,203,900 Airbus SE(a) .................. 88,120,875
55,505 Iliad SA ...................... 10,855,233
291,372 L'Oreal S.A. .................. 97,792,847
794,700 Schneider Electric SE ............ 91,123,364
287,892,319
GEORGIA — 0.1%
218,566 Bank of Georgia Group Plc(a) ..... 2,223,471
2,461,215 Telefonica Deutschland Holding AG 6,715,592
8,939,063
GERMANY — 0.4%
1,047,467 Zalando SE(a)(b) ............... 75,617,106
HONG KONG — 1.8%
16,239,210 AIA Group Ltd. ................ 146,428,039
995,809 ASM Pacific Technology Ltd. ...... 11,239,962
4,921,500 BOC Hong Kong Holdings Ltd. ... 13,721,422
4,679,365 Guangdong Investment Ltd. ...... 7,565,484
7,543,481 Hong Kong & China Gas Co. Ltd. .. 10,808,534
2,745,113 MTR Corp. Ltd. ............... 13,642,235
2,583,067 New World Development Co. Ltd. .. 12,612,529
36,374,517 Sino Biopharmaceutical Ltd. ...... 47,519,252

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
HONG KONG (continued)
1,012,937 Sun Hung Kai Properties Ltd. ..... $ 12,319,139
2,479,500 Techtronic Industries Co. Ltd. ..... 25,933,185
301,789,781
INDIA — 2.1%
1,100,767 Asian Paints Ltd. ............... 25,203,028
7,262,700 HDFC Bank Ltd. .............. 100,320,930
318,428 HDFC Bank, Ltd. - ADR(a) ...... 14,886,509
3,009,068 Housing Development Finance Corp.
Ltd. ..................... 71,563,087
1,114,877 Kotak Mahindra Bank Ltd. ....... 20,317,806
204,530 Maruti Suzuki India Ltd. ......... 17,094,634
2,088,000 Reliance Industries Ltd. .......... 57,744,875
852,371 Tata Consultancy Services Ltd. ..... 25,895,589
2,290,759 Titan Co. Ltd. ................. 31,859,720
364,886,178
INDONESIA — 0.3%
25,500,649 Astra International Tbk PT ....... 8,982,950
7,985,922 Bank Central Asia Tbk PT ........ 17,105,627
80,195,368 Bank Rakyat Indonesia Persero Tbk
PT ..................... 17,419,658
43,508,235
IRELAND — 0.7%
77,935 Accenture Plc - Class A .......... 17,518,229
461,012 Aptiv Plc ..................... 35,843,683
155,395 Cimpress PLC(a) ............... 15,539,500
606,595 Medtronic Plc ................. 58,524,286
127,425,698
ISLE OF MAN — 0.2%
3,239,421 GVC Holdings Plc ............. 28,035,642
ISRAEL — 0.1%
2,396,240 Bank Leumi Le-Israel BM ........ 12,147,458
JAPAN — 3.1%
962,230 Ajinomoto Co, Inc. ............. 17,377,507
227,945 Bandai Namco Holdings, Inc. ..... 12,587,661
227,390 Benesse Holdings, Inc. ........... 5,930,349
511,700 Fujifilm Holdings Corp. ......... 22,884,537
555,095 ITOCHU Corp. ............... 12,171,192
1,865 Japan Real Estate Investment Corp.
REIT ................... 9,515,878
1,551,170 JXTG Holdings, Inc. ............ 5,439,348
409,025 KDDI Corp. .................. 13,005,949
442,434 Keyence Corp. ................. 186,568,696
406,800 Kyowa Hakko Kirin Co. Ltd. ...... 10,046,776
208,495 Lawson, Inc. .................. 10,382,387
196,825 MS&AD Insurance Group Holdings,
Inc. ..................... 4,945,826
235,992 Nagoya Railroad Co. Ltd. ........ 5,972,031
978,100 Nihon M&A Center, Inc. ........ 47,626,644
960,741 Nippon Telegraph & Telephone Corp. 22,300,202
326,680 Nissan Chemical Corp. .......... 17,301,433
261,425 NTT DOCOMO, Inc. .......... 7,197,322
482,500 PeptiDream, Inc.(a) ............. 19,438,134
Shares Value
JAPAN (continued)
107,167 Sawai Pharmaceutical Co. Ltd. ..... $ 5,090,975
505,355 Sega Sammy Holdings, Inc. ....... 5,697,166
895,605 Sekisui Chemical Co. Ltd. ........ 12,191,207
709,590 Sekisui House Ltd. ............. 12,959,785
1,183,670 Terumo Corp. ................. 44,779,510
347,360 Tobu Railway Co. Ltd. ........... 9,727,425
230,075 Trend Micro, Inc. .............. 13,493,652
80,395 West Japan Railway Co. .......... 3,471,855
538,103,447
KENYA — 0.1%
1,910,779 East African Breweries Ltd. ....... 2,739,473
60,424,520 Safaricom Plc ................. 15,730,307
18,469,780
LUXEMBOURG — 0.0%
732,571 Tenaris SA - ADR .............. 8,571,081
MACAU — 0.1%
6,479,000 Sands China Ltd. ............... 24,703,235
MALAYSIA — 0.1%
3,484,885 Public Bank Berhad ............. 13,987,594
MEXICO — 0.3%
278,437 Fomento Economico Mexicano SAB
de CV - ADR ............. 17,126,660
105,660 Grupo Aeroportuario del Sureste SAB
de CV - ADR ............. 10,548,038
3,906,072 Grupo Financiero Banorte SAB de CV-
Series O .................. 13,990,249
6,906,045 Wal-Mart de Mexico SAB de CV ... 16,254,264
57,919,211
NETHERLANDS — 1.9%
50,390 Adyen NV(a)(b) ............... 84,555,078
358,788 ASML Holding NV ............. 127,563,011
252,669 ASML Holding NV ............. 89,374,079
160,305 Heineken NV ................. 15,526,563
153,955 Wolters Kluwer NV ............. 12,150,865
329,169,596
PANAMA — 0.1%
237,597 Copa Holdings SA - Class A ....... 9,846,020
PERU — 0.1%
106,760 Credicorp. Ltd. ................ 13,576,669
POLAND — 0.0%
22,620 CD Projekt SA(a) .............. 2,427,112
PUERTO RICO — 0.0%
248,495 EVERTEC, Inc. ............... 7,715,770
RUSSIA — 0.8%
503,621 LUKOIL PJSC - ADR ........... 34,482,930
205,276 Novatek PJSC - GDR ........... 29,908,170
1,761,700 Sberbank of Russia PJSC - ADR ... 20,999,464
1,116,353 Sberbank of Russia PJSC - ADR ... 13,246,986

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
RUSSIA (continued)
589,145 Yandex NV - Class A(a) .......... $ 33,899,403
132,536,953
SINGAPORE — 0.8%
9,759,630 CapitaLand Mall Trust REIT ...... 13,489,009
2,127,510 Oversea-Chinese Banking Corp. Ltd. 13,326,219
817,998 Sea Ltd. - ADR(a) .............. 99,959,356
930,969 United Overseas Bank Ltd. ....... 13,107,588
139,882,172
SOUTH AFRICA — 0.1%
1,639,460 Discovery Ltd. ................. 10,660,748
1,658,251 Standard Bank Group Ltd. ........ 10,546,346
21,207,094
SOUTH KOREA — 0.9%
85,280 Amorepacific Corp. ............. 11,917,578
35,588 LG Household & Health Care Ltd. . 41,044,671
58,235 Samsung Electronics Co. Ltd. - GDR 70,753,032
547,775 Shinhan Financial Group Co. Ltd. .. 13,745,453
214,194 Woongjin Coway Co. Ltd. ........ 13,808,347
151,269,081
SPAIN — 0.1%
682,365 Red Electrica Corp. S.A. ......... 13,302,606
SWEDEN — 0.5%
1,445,951 Atlas Copco AB - A Shares ........ 64,187,895
1,322,015 Svenska Handelsbanken AB - A
Shares(a) ................. 12,467,226
3,284,890 Telia Co. AB .................. 12,800,333
89,455,454
SWITZERLAND — 2.4%
155 Chocoladefabriken Lindt & Spruengli
AG ..................... 13,289,583
1,177,476 Coca-Cola HBC AG - CDI ....... 30,654,234
28,535 Geberit AG ................... 15,748,947
158,000 Lonza Group AG ............... 98,803,004
124,610 Nestle S.A. ................... 14,818,841
108,700 PSP Swiss Property AG .......... 12,075,366
279,225 Roche Holding AG ............. 96,711,412
57,875 Schindler Holding AG ........... 14,710,970
5,480 SGS SA ...................... 14,351,335
126,545 Swiss Prime Site AG ............ 11,548,945
37,751 Swisscom AG ................. 20,067,123
812,695 TE Connectivity Ltd. ........... 72,386,744
415,166,504
TAIWAN — 1.4%
463,000 Airtac International Group ........ 9,712,519
3,861,037 Chunghwa Telecom Co. Ltd. ...... 14,429,209
19,393,620 CTBC Financial Holding Co. Ltd. .. 12,843,297
1,549,541 Eclat Textile Co. Ltd. ............ 18,315,148
9,419,860 First Financial Holding Co. Ltd. .... 7,590,957
6,306,020 Hon Hai Precision Industry Co. Ltd. 16,853,648
169,000 Largan Precision Co. Ltd. ........ 22,052,560
11,863,285 Mega Financial Holding Co. Ltd. ... 13,096,526
Shares Value
TAIWAN (continued)
10,284,881 Taiwan Cement Corp. ........... $ 15,797,702
6,313,000 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 91,876,898
1,497,730 United Integrated Services Co. Ltd. . 10,510,406
233,078,870
THAILAND — 0.4%
11,599,400 Airports of Thailand Public Co. Ltd. -
FOR .................... 19,216,612
17,524,300 CP ALL Public Co. Ltd. - FOR(a) .. 38,367,354
5,769,800 Siam Commercial Bank Public Co.
Ltd. (The) - FOR ........... 12,438,082
70,022,048
TURKEY — 0.0%
458,365 Tupras Turkiye Petrol Rafinerileri
AS(a) .................... 5,431,871
UNITED KINGDOM — 0.7%
222,555 Coca-Cola European Partners Plc ... 9,162,589
1,068,000 London Stock Exchange Group Plc . 117,970,444
127,133,033
UNITED STATES — 58.0%
338,625 Abbott Laboratories ............. 34,079,220
1,063,710 AbbVie, Inc. .................. 100,956,716
152,818 ABIOMED, Inc.(a) ............. 45,836,231
385,000 Activision Blizzard, Inc. .......... 31,812,550
451,200 Agilent Technologies, Inc. ........ 43,464,096
876,710 AGNC Investment Corp. REIT .... 11,923,256
366,485 Air Products & Chemicals, Inc. .... 105,045,596
145,832 Align Technology, Inc.(a) ......... 42,848,358
265,850 Alliant Energy Corp. ............ 14,316,022
143,505 Allstate Corp. (The) ............. 13,545,437
26,217 Alphabet, Inc. - Class A (a) ........ 39,009,585
220,885 Alphabet, Inc. - Class C(a) ........ 327,563,620
192,306 Amazon.com, Inc.(a) ............ 608,586,952
143,325 American Tower Corp. REIT ...... 37,463,722
322,100 AMETEK, Inc. ................ 30,035,825
284,725 Amgen, Inc. .................. 69,663,666
151,590 Amphenol Corp. - Class A ........ 16,032,158
1,855,505 Annaly Capital Management, Inc.
REIT ................... 13,749,292
182,900 Anthem, Inc. .................. 50,078,020
1,402,690 Apple Hospitality REIT, Inc. REIT . 12,371,726
1,241,109 Apple, Inc. ................... 527,520,969
135,045 AptarGroup, Inc. ............... 15,557,184
65,078 Assurant, Inc. ................. 6,993,933
199,040 Automatic Data Processing, Inc. .... 26,454,406
8,316,700 Bank of America Corp. .......... 206,919,496
238,930 Bank of Hawaii Corp. ........... 13,530,606
1,092,000 Baxter International, Inc. ......... 94,326,960
3,101,900 Blackstone Group, Inc. - Class A (The) 165,269,232
325,821 Bluebird Bio, Inc.(a) ............ 19,777,335
2,565,200 Boston Scientific Corp.(a) ........ 98,939,764
656,100 Cadence Design Systems, Inc.(a) ... 71,678,925
151,210 Casey's General Stores, Inc. ....... 24,071,120

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Shares Value
UNITED STATES (continued)
175,930 CH Robinson Worldwide, Inc. ..... $ 16,488,160
668,605 Charles Schwab Corp. (The) ...... 22,164,256
1,990,200 Chevron Corp. ................ 167,057,388
78,565 Cigna Corp. .................. 13,567,390
1,444,825 Cisco Systems, Inc. ............. 68,051,257
42,949 Clorox Co. (The) ............... 10,157,868
218,005 CMS Energy Corp. ............. 13,991,561
1,265,600 Coca-Cola Co. (The) ............ 59,786,944
167,830 Cogent Communications Holdings,
Inc. ..................... 15,123,161
396,430 ConocoPhillips ................ 14,822,518
709,000 Copart, Inc.(a) ................ 66,114,250
313,587 Costco Wholesale Corp. ......... 102,081,976
797,700 Danaher Corp. ................ 162,571,260
153,375 DexCom, Inc.(a) ............... 66,800,947
1,195,800 Diamondback Energy, Inc. ........ 47,664,588
154,905 Dover Corp. .................. 15,944,372
459,800 Eaton Corp. Plc ................ 42,821,174
687,540 Edwards Lifesciences Corp.(a) ..... 53,910,011
296,978 Eli Lilly & Co. ................ 44,632,824
175,476 EPAM Systems, Inc.(a) .......... 50,902,078
306,868 Equity Commonwealth REIT ..... 9,687,823
213,810 Evergy, Inc. ................... 13,861,302
156,985 Exponent, Inc. ................ 13,196,159
1,252,152 Facebook, Inc. - Class A(a) ........ 317,633,398
1,289,400 Fiserv, Inc.(a) ................. 128,669,226
110,310 FTI Consulting, Inc.(a) .......... 13,175,426
570,326 Genuine Parts Co. .............. 51,414,889
178,215 Globe Life, Inc. ................ 14,185,914
518,705 Hawaiian Electric Industries, Inc. ... 18,808,243
53,235 Helen of Troy Ltd.(a) ............ 10,021,489
387,619 Hershey Co. (The) .............. 56,363,679
364,990 Highwoods Properties, Inc. REIT ... 13,993,717
432,695 Home Depot, Inc. (The) ......... 114,876,196
96,770 IDEX Corp. .................. 15,949,631
647,575 Illinois Tool Works, Inc. .......... 119,794,899
151,648 Illumina, Inc.(a) ............... 57,953,800
816,130 International Business Machines Corp. 100,335,022
49,448 Intuitive Surgical, Inc.(a) ......... 33,893,637
85,208 Jack Henry & Associates, Inc. ..... 15,192,586
2,506,198 JPMorgan Chase & Co. .......... 242,198,975
668,700 Kansas City Southern ........... 114,916,095
729,200 Kellogg Co. ................... 50,307,508
910,400 Keysight Technologies, Inc.(a) ..... 90,939,856
282,600 Kimberly-Clark Corp. ........... 42,966,504
441,200 KLA Corp. ................... 88,164,996
157,860 Life Storage, Inc. REIT .......... 15,490,802
206,560 Lockheed Martin Corp. .......... 78,280,043
376,685 Loews Corp. .................. 13,715,101
869,200 Lowe's Cos, Inc. ............... 129,432,572
118,320 M&T Bank Corp. .............. 12,536,004
495,089 Mastercard, Inc. - Class A ........ 152,749,809
674,870 McDonald's Corp. .............. 131,113,744
871,890 Merck & Co., Inc. .............. 69,960,454
2,733,084 Microsoft Corp. ............... 560,309,551
541,301 Motorola Solutions, Inc. ......... 75,673,880
Shares Value
UNITED STATES (continued)
365,255 National Instruments Corp. ....... $ 12,966,552
256,580 National Retail Properties, Inc. REIT 9,095,761
144,796 Netflix, Inc.(a) ................. 70,787,868
38,350 NewMarket Corp. .............. 14,373,963
256,773 Newmont Corp. ............... 17,768,692
723,780 NextEra Energy, Inc. ............ 203,165,046
702,159 NIKE, Inc. - Class B ............ 68,537,740
126,100 Northrop Grumman Corp. ....... 40,983,761
1,484,805 Nuance Communications, Inc.(a) ... 40,609,417
265,200 NVIDIA Corp. ................ 112,601,268
396,575 OGE Energy Corp. ............. 13,047,317
187,322 Okta, Inc.(a) .................. 41,394,416
87,170 Parker-Hannifin Corp. ........... 15,596,456
210,975 Paychex, Inc. .................. 15,173,322
812,100 PepsiCo, Inc. .................. 111,793,686
614,165 Pinnacle West Capital Corp. ...... 51,024,828
30,695 Pool Corp. ................... 9,721,106
630,855 Portland General Electric Co. ...... 27,839,631
1,817,045 Procter & Gamble Co. (The) ...... 238,250,940
875,545 Prudential Financial, Inc. ......... 55,483,287
377,020 Public Storage REIT ............ 75,358,758
855,304 Quest Diagnostics, Inc. .......... 108,683,479
326,398 Raytheon Technologies Corp. ...... 18,500,239
87,545 Regeneron Pharmaceuticals, Inc.(a) . 55,334,568
169,914 Republic Services, Inc. ........... 14,824,996
140,700 Roper Technologies, Inc. ......... 60,845,715
1,381,200 Ross Stores, Inc. ............... 123,852,204
370,000 Salesforce.com, Inc.(a) ........... 72,094,500
241,096 Sarepta Therapeutics, Inc.(a) ...... 37,013,058
150,125 Service Corp. International ....... 6,509,420
154,895 Shenandoah Telecommunications Co. 7,786,572
142,000 Sherwin-Williams Co. (The) ....... 92,004,640
299,255 Sonoco Products Co. ............ 15,483,454
445,210 Starbucks Corp. ................ 34,071,921
661,905 Texas Instruments, Inc. .......... 84,425,983
196,825 Texas Roadhouse, Inc. ........... 11,059,597
151,182 Thermo Fisher Scientific, Inc. ...... 62,581,789
2,022,498 Truist Financial Corp. ........... 75,762,775
1,163,355 Uber Technologies, Inc.(a) ........ 35,203,122
362,100 Union Pacific Corp. ............. 62,770,035
494,265 UnitedHealth Group, Inc. ........ 149,653,557
2,281,700 Verizon Communications, Inc. ..... 131,152,116
936,889 Visa, Inc. - Class A ............. 178,383,666
703,300 Walmart, Inc. ................. 91,007,020
260,200 Waste Management, Inc. ......... 28,517,920
67,275 WD-40 Co. .................. 13,222,901
372,427 Workday, Inc. - Class A(a) ........ 67,379,493
216,000 Xcel Energy, Inc. ............... 14,912,640
136,405 Yum! Brands, Inc. .............. 12,419,675
136,844 Zoom Video Communications, Inc. -
Class A(a) ................ 34,746,060
9,907,615,821
Total Common Stocks
(Cost $11,173,392,020)
15,362,265,845

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
163,710 Magellan Midstream Partners LP ... $ 6,628,618
Total Master Limited Partnerships
(Cost $5,341,156)
6,628,618
PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
11,263 Samsung Electronics Co. Ltd. - GDR 11,698,810
5,320 Samsung Electronics Co. Ltd. - GDR 5,455,913
Total Preferred Stocks
(Cost $10,989,309)
17,154,723
EXCHANGE-TRADED FUNDS — 7.0%
2,486,050 Health Care Select Sector SPDR Fund 262,352,857
8,897,347 iShares MSCI ACWI ETF ........ 691,056,941
586,015 iShares MSCI China ETF ........ 41,905,933
1,077,274 iShares MSCI Emerging Markets ETF 46,635,191
3,785,500 iShares MSCI Europe Financials ETF 54,586,910
950,000 Materials Select Sector SPDR Fund . 57,342,000
1,204,020 Xtrackers Harvest CSI 300 China
A-Shares ETF ............. 40,647,715
Total Exchange-Traded Funds
(Cost $977,646,341)
1,194,527,547
INVESTMENT COMPANY — 2.0%
344,517,588 Federated Government Obligations
Fund, 0.01%(c) ............ 344,517,588
Total Investment Company
(Cost $344,517,588)
344,517,588
TOTAL INVESTMENTS — 99.0%
(Cost $12,511,886,414)
$ 16,925,094,321
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
166,272,264
NET ASSETS — 100.0%
$ 17,091,366,585
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) The rate shown represents the current yield as of July 31, 2020.
ACWI — All Country World Index
ADR — American Depositary Receipt
CDI — Chess Depositary Interests
ETF — Exchange Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country
Percentage
of Net Assets
Australia .................................... 0.3%
Belgium .................................... 0.3
Brazil ...................................... 0.7
Canada ..................................... 1.8
Chile ...................................... 0.0 *
China ...................................... 6.7
Colombia ................................... 0.1
Czech Republic ............................... 0.1
Denmark ................................... 0.3
Egypt ...................................... 0.1
Finland ..................................... 0.2
France ...................................... 1.7
Georgia ..................................... 0.1
Germany .................................... 0.4
Hong Kong .................................. 1.8
India ....................................... 2.1
Indonesia ................................... 0.3
Ireland ..................................... 0.7
Isle of Man .................................. 0.2
Israel ....................................... 0.1
Japan ...................................... 3.1
Kenya ...................................... 0 .1
Luxembourg ................................. 0.0 *
Macau ...................................... 0.1
Malaysia .................................... 0.1
Mexico ..................................... 0.3
Netherlands .................................. 1.9
Panama ..................................... 0.1
Peru ....................................... 0.1
Poland ..................................... 0.0 *
Puerto Rico .................................. 0.0 *
Russia ...................................... 0.8
Singapore ................................... 0.8
South Africa ................................. 0.1
South Korea ................................. 1.0
Spain ...................................... 0.1
Sweden ..................................... 0.5
Switzerland .................................. 2.4
Taiwan ..................................... 1.4
Thailand .................................... 0.4
Turkey ..................................... 0.0 *
United Kingdom .............................. 0.7
United States ................................. 58.0
Others** .................................... 10.0
100.0%

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Country
Percentage
of Net Assets
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.